Stock-Based Compensation (Narrative) (Details) $ in Thousands			8 Months Ended	12 Months Ended
	May 03, 2016 Director shares	Apr. 29, 2016 shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Community Health Systems, Inc [Member] | Corporate Allocations [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation expense included in corporate management fee | $				$ 81,059	$ 243,018	$ 227,971
Community Health Systems, Inc [Member] | Corporate Allocations [Member] | Share-based Compensation Expense Included in Corporate Management Fee [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation expense included in corporate management fee | $				2,300	$ 7,000	$ 5,800
Spin-off from CHS [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of cancelled shares in connection with the Spin-off		66.67%
QHC and CHS Restricted Stock Awards Held By QHC Employees as of Spin-off Date [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized stock-based compensation expense | $			$ 2,600	2,600
QHC Restricted Stock Awards Granted Following Spin-off [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock units, shares granted			1,081,005
Unrecognized stock-based compensation expense | $			$ 2,600	$ 2,600
2016 Stock Award Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock that may be issued under stock award plan		4,700,000
2016 Stock Award Plan [Member] | Restricted Stock [Member] | Performance-Based Vesting [Member] | Executive Officers [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock units, shares granted	460,000
Share-based compensation, vesting period	3 years
2016 Stock Award Plan [Member] | Restricted Stock [Member] | Time-Based Vesting [Member] | Certain Employees [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock units, shares granted	551,005
Share-based compensation, vesting period	3 years
2016 Stock Award Plan [Member] | Restricted Stock [Member] | Time-Based Vesting [Member] | Non-Employee Director, Individual [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock units, shares granted	10,000
Share-based compensation, vesting description				The restrictions on the time-vested restricted stock awards will lapse on the first anniversary of the grant date.
Number of directors | Director	7
2016 Stock Award Plan [Member] | Restricted Stock, Recoupment Awards [Member] | Time-Based Vesting [Member] | Certain Employees [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock units, shares granted	106,005
Share-based compensation, vesting description				Restrictions on the recoupment awards lapse in equal installments on the second and third anniversaries of the grant date.